INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of inventory

	2025	2024
Work in progress	$348.4	$356.5
Raw materials, supplies and manufactured products	246.6	217.1
Total inventories	$595.0	$573.6